Asset Held For Sale - Summary of Assets Held for Sale (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets held for sale [line items]
Assets held for sale		¥ 224
Owned aircraft [member]
Assets held for sale [line items]
Assets held for sale		¥ 224